Supplement to the Current Statement of Additional Information - Part I

MFS(R) High Income Fund

Effective immediately, Appendix D entitled "Certain Service Provider Compensation" is restated in its entirety as follows:

                                                             PART I - APPENDIX D

                                           CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, program management services, retirement plan administration and services and transfer agency services, over the specified periods is set forth below. For information regarding sales charges and distribution payments paid to MFD, see Appendix E to this Part I.

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                 Amount Paid to MFS                       Amount Paid to
                    for Advisory      Amount Waived by   MFSC for Transfer
   Fiscal Year     Services After     MFS for Advisory   gency Services(1)
      Ended            Waivers            Services
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January 31, 2009     $3,760,679              $0             $1,888,733
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January 31, 2008     $5,195,054              $0             $1,316,628(4)
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January 31, 2007     $5,708,387              $0                 N/A
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   Fiscal Year       Amount Paid     Amount Paid to MFS Amount Paid to MFD
                 to MFS for General for Retirement Plan     for Program
                   Administrative      Administration       Management
      Ended           Services        and Services(2)       Services(3)
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January 31, 2009      $130,040             $ 362              $1,583
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January 31, 2008      $189,550            $19,219             $3,801
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January 31, 2007      $204,086            $ 8,304             $3,609
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(1)  Amount paid to MFSC for transfer agency services includes: a)
     reimbursements for certain out-of-pocket expenses and payments made under agreements with affiliated and unaffiliated entities that provide subaccounting services; and b) payments made pursuant to the Special Servicing Agreement for transfer agent related expenses of Fund-of-Funds investing in the Fund.
(2) Payment only from assets attributable to the classes that had entered into the Retirement Plan Administration Services Agreement (the "Agreement") during the period. Under the Agreement, MFS provided, either directly or through affiliated or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services. MFS received an asset-based fee under the Agreement, which was terminated as of March 1, 2008.
(3) Payment only from assets attributable to Class 529A, 529B, and 529C shares. MFD receives an asset-based fee for services provided under the Master 529 Administrative Services Agreement.
(4) In addition to the fees disclosed, the Fund also paid directly $23,828 for transfer agent related services for the fiscal year ended January 31, 2008.

                  The date of this Supplement is June 22, 2009.